Fair Value Measurement	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measures
FAIR VALUE MEASUREMENT
Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets consist of cash and cash equivalents and short term deposits. Fair values determined on the basis of Level 2 inputs utilize observable quoted prices for similar assets and liabilities in active markets and observable quoted prices for identical or similar assets in markets that are not very active. Fair values determined on the basis of Level 3 inputs utilize unobservable inputs and include valuations of assets or liabilities for which there is little, if any, market activity. Level 3 assets or liabilities include those for which fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.
The table below presents information on assets measured at fair value on a recurring basis at December 31, 2012 and 2013, and includes the valuation techniques the Company utilizes to determine such fair value (in thousands):

		Fair Value Measurements at December 31, 2013 using
	Total Carrying Value at December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€22,038	€22,038	€—	€—
Short-term deposit	4,000	4,000
Total	€26,038	€26,038	€—	€—

		Fair Value Measurements at December 31, 2012 using
	Total Carrying Value at December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€12,485	€12,485	€—	€—
Total	€12,485	€12,485	€—	€—